Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Net cash provided by (used in) operating activities	$ 27,179	$ (30,627)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(4)	(28)
Loans made to a third party	(58)
Prepayments for acquisition of intangible assets		(355)
Net cash used in investing activities	(62)	(383)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares in connection with a private placement	60,000
Proceeds from bank loans	2,598	5,398
Repayments of bank loans	(4,041)	(4,473)
Payment of loan origination fees	(11)	(83)
Borrowings from a related party	1,000
Contribution from shareholders	463
Net cash provided by financing activities	60,009	842
Effect of exchange rate changes	(5,167)	(2,357)
Net increase (decrease) in cash and cash equivalents	81,959	(32,525)
Cash and cash equivalents, at beginning of period	70,482	77,302
Cash and cash equivalents, at end of period	152,441	44,777
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid	77	136
Lease liabilities arising from obtaining right-of-use assets	202	233
Change in fair value of warrant liabilities	$ (79)	$ (2)